Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 52,542	$ 46,514	$ 42,823
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	20,731	19,826	17,885
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	7,478	6,595	7,211
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	20,491	16,233	13,865
Other
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 3,842	$ 3,860	$ 3,862